Financial instruments	12 Months Ended
Jun. 30, 2022
Financial instruments [Abstract]
Financial instruments
Section 6.	Financial instruments

6.1.	Classification and measurement

The carrying values of financial assets and liabilities of the Group approximate their fair value.

The Group measures and recognises in the statement of financial position on a recurring basis certain assets and liabilities at fair value in accordance with IFRS 13 Fair value measurement.  The fair value must be estimated for recognition and measurement or for disclosure purposes in accordance with the following hierarchy:

Level 1:  Quoted prices (unadjusted) in active markets for identical assets or liabilities;
Level 2:  Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly (as prices) or indirectly (derived from prices); and
Level 3:  Inputs for the asset or liabilities which are not based on observable market data (unobservable inputs).

The Group has no financial assets where the carrying amount exceeds net fair values at balance date.  The Group’s receivables at balance date are detailed in Section 4.2 of this report.

6.2.	Financial risk management

Framework

The Group is involved in activities that expose it to a variety of financial risks including:
a)	Credit risk
b)	Liquidity risk
c)	Capital management risk
d)	Market risk related to commodity pricing, interest rates and currency fluctuations.

The Board of Directors has overall responsibility for the establishment and oversight of the financial risk management framework of the Group.  Management is responsible for monitoring the financial risks.

The objective of the financial risk management strategy is to minimise the impact of volatility in financial markets on the financial performance, cash flows and shareholder returns.  This requires the identification and analysis of relevant financial risks and possible impact on the achievement of the Group’s objectives.

The Group does not undertake any hedging activities.

a)	Credit risk

Credit risk is the risk of sustaining a financial loss as a result of the default by a counterparty to make full and timely payments on transactions which have been executed, after allowing for set-offs which are legally enforceable.

Credit risk arises from investments in cash and cash equivalents with banks and credit exposure to customers and/or suppliers.  Receivables and cash and cash equivalents represent the Group’s maximum exposure to credit risk.

There are no trade receivables past due or impaired at the end of the reporting period (2021: Nil).

b)	Liquidity risk

Liquidity risk is the risk that the Group will not have sufficient liquidity to meet its financial obligations as they fall due.

The Group manages liquidity risk by continually monitoring forecast and actual cash flows and matching maturity profiles of financial assets and liabilities. Short and long-term cash flow projections are prepared periodically and submitted to the Board.

		Less than 1 year	1-2 years	2-5 years	More than 5 years	Total
Contractual cash flows	Note	$’000	$’000	$’000	$’000	$’000
Consolidated – 2022
Payables	4.6	12,752	-	-	-	12,752
Lease Liabilities	4.6	243	126	-	-	369
Total		12,995	126	-	-	13,121

Consolidated – 2021
Payables	4.6	6,630	-	-	-	6,630
Lease Liabilities	4.6	251	79	-	-	330
Total		6,881	79	-	-	6,960

c)	Capital management risk

The overriding objective of the Group’s capital management strategy is to increase shareholder returns whilst maintaining the flexibility to pursue the strategic initiatives within a prudent capital structure.

The primary objective of the capital management policy is to ensure the Group maintains a strong credit rating and appropriate capital ratios to support the development of the Company’s assets.

The Company manages its capital structure and makes adjustments to it in light of economic conditions.  During the financial year the company undertook a capital raise through the issue of new shares. The Board believes that this capital raise secures the Company’s financial position until the ‘decision to mine’ stage of the Rhyolite Ridge Lithium-Boron Project.

d)	Market risk

The method and assumptions remain consistent with prior periods.

Foreign exchange risk
The Group operates internationally and is exposed to foreign exchange risk arising from foreign currency exposures, primarily with respect to United States dollars.

The Company operates bank accounts in US Dollars. Over 46% of the Company’s cash reserves are held in US Dollars.

	Average rate for the year ended June 30 2022	Spot rate at the end of the reporting period 2022
Exchange rates applied during the year:
AUD / USD	0.7238	0.6896

	2022	2021
Financial instruments denominated in United States dollars	A$’000	A$’000
Financial assets
Cash	63,334	61,992
Trade and other receivables	29	32
Financial liabilities
Trade and other payables	12,163	5,954
Lease liabilities	270	118

An increase in the AUD:USD foreign exchange rate of 10% would result in a:
•	$5,750,000 increase in current year loss (30 June 2021: $5,636,000) and decrease US dollar currency bank balances.
•	$3,000 decrease in US dollar receivables (30 June 2021: $3,000) with nil impact on current year loss because the impact is taken to foreign currency translation reserve
•	$1,106,000 decrease in payables (30 June 2021: $538,000)

A decrease in the AUD:USD foreign exchange rate of 10% would result in:
•	a $7,028,000 decrease in current year loss (30 June 2021: $6,888,000) and increase US dollar currency bank balances.
•	a $3,000 increase in US dollar receivables (30 June 2021: $4,000) with nil impact on current year loss because the impact is taken to foreign currency translation reserve.
•	a $1,351,000 increase in payables (30 June 2021: $657,000) with nil impact on current year loss because the difference is taken to foreign currency translation reserve.

Interest rate risk
The Company’s exposure to interest rate risk, which is the risk that a financial instrument’s value will fluctuate as a result of reasonable possible changes in the market interest rates arise in relation to the Company’s bank balances.

The Company does not engage in any hedging or derivative transactions to manage interest rate risk.

An increase of interest rates of 1% will result in a $1,291,000 (30 June 2021 $451,000) decrease in the current year loss and an increase in interest income related to cash deposits.  A decrease of interest rates of 1% will result in a $1,291,000 (30 June 2021 $451,000) increase in current year loss and decrease in interest income related to cash deposits.

Commodity price risk
The Company is exposed to future commodity price risk. This risk arises from its activities directed at exploration and development of mineral commodities. If commodity prices fall, the market for companies exploring for these commodities is affected. The Company does not hedge its exposures.